Mineral property, plant and equipment (Details) $ in Thousands	3 Months Ended
	Nov. 30, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Beginning balance	$ 51,634
Ending balance	54,757
Net book value	54,757
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Beginning balance	45,239
Ending balance
Net book value
Mineral Properties [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance	45,949
Net book value	45,949
Processing plant [member]
IfrsStatementLineItems [Line Items]
Beginning balance	5,510
Ending balance	7,793
Net book value	7,793
Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance	777
Ending balance	767
Net book value	767
Other [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	108
Ending balance	248
Net book value	248
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	53,854
Additions	3,432
Transfers		[1]
Ending balance	57,286
Net book value	57,286
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Beginning balance	45,239
Additions
Transfers	(45,239)	[1]
Ending balance
Net book value
Gross carrying amount [member] | Mineral Properties [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions	822
Transfers	45,239	[1]
Ending balance	46,061
Net book value	46,061
Gross carrying amount [member] | Processing plant [member]
IfrsStatementLineItems [Line Items]
Beginning balance	7,076
Additions	2,378
Transfers		[1]
Ending balance	9,454
Net book value	9,454
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,396
Additions	21
Transfers		[1]
Ending balance	1,417
Net book value	1,417
Gross carrying amount [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	143
Additions	211
Transfers		[1]
Ending balance	354
Net book value	354
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,220
Depreciation	309
Ending balance	2,529
Accumulated depreciation and amortisation [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Depreciation
Ending balance
Accumulated depreciation and amortisation [member] | Mineral Properties [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Depreciation	112
Ending balance	112
Accumulated depreciation and amortisation [member] | Processing plant [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,566
Depreciation	95
Ending balance	1,661
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance	619
Depreciation	31
Ending balance	650
Accumulated depreciation and amortisation [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	35
Depreciation	71
Ending balance	$ 106

[1]	On November 1, 2022, Buckreef achieved commercial production at which point development expenditures were subject to depreciation.